SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)			9 Months Ended	12 Months Ended
	Feb. 17, 2023	Feb. 14, 2023	Sep. 30, 2024	Dec. 31, 2023	Nov. 14, 2024	Feb. 14, 2024	Mar. 31, 2023	Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Line Items]
Cash (in Dollars)			$ 12,236	$ 15,419				$ 124,501
Cash Equivalents, at Carrying Value (in Dollars)			$ 0	$ 0				$ 0
Number of Shares Issued Per Unit			1	1
Common Stock, Par or Stated Value Per Share (in Dollars per share)			$ 0.0001	$ 0.0001				$ 0.0001
Common Stock Shares Excluded From Calculation of Net Income(Loss) Per Share			7,330,000	7,330,000
Common stock, shares outstanding			2,155,000	2,155,000	1,581,733	3,432,046		1,725,000
Unrecognized Tax Benefits (in Dollars)			$ 0	$ 0				$ 0
Unrecognized Tax Benefits, Income Tax Penalties Accrued (in Dollars)			0	$ 0
Concentration Risk, Credit Risk, Financial Instrument, Maximum Exposure			$ 250,000
IPO [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Line Items]
Units Issued During Period, Shares, New Issues		6,000,000	6,900,000	6,900,000
Number of Shares Issued Per Unit			1	1
Common Stock, Par or Stated Value Per Share (in Dollars per share)			$ 0.0001	$ 0.0001
Number of Warrants Issued Per Unit			1	1
Number of Rights Issued Per Unit			1	1
Private Placement [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Line Items]
Number of Shares Issued Per Unit	1
Common Stock, Par or Stated Value Per Share (in Dollars per share)	$ 0.0001		$ 9.5	$ 9.5
Number of Warrants Issued Per Unit	1
Number of Rights Issued Per Unit	1
Common Unit, Issued	430,000		430,000	430,000			430,000
Common Stock Subject to Mandatory Redemption [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Line Items]
Common stock, shares outstanding			1,886,221	3,467,954				0
Chardan Capital Markets, LLC [Member] | Equity Participation [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Line Items]
Units Issued During Period, Shares, New Issues			34,500	34,500
Chardan Capital Markets, LLC [Member] | Over-Allotment Option [Member] | Equity Participation [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Line Items]
Units Issued During Period, Shares, New Issues			4,500	4,500